Risk and Capital Management (Details 8) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Carrying value of the assets		R$ 482,898	R$ 490,420
Fair value of collateral		1,300,349	1,269,860
Carrying value of the assets		57,826	56,297
Fair value of collateral		49,165	43,535
Micro Small And Medium Companies And Corporates [Member]
IfrsStatementLineItems [Line Items]
Carrying value of the assets	[1]	167,843	173,007
Fair value of collateral	[1]	596,817	614,178
Carrying value of the assets	[1]	45,885	41,395
Fair value of collateral	[1]	43,484	36,233
Foreign Loans [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Carrying value of the assets	[1]	160,734	175,517
Fair value of collateral	[1]	304,597	319,085
Carrying value of the assets	[1]	8,340	11,817
Fair value of collateral	[1]	2,508	4,441
Individuals [member]
IfrsStatementLineItems [Line Items]
Carrying value of the assets		154,321	141,896
Fair value of collateral		398,935	336,597
Carrying value of the assets		3,601	3,085
Fair value of collateral		3,173	2,861
Individuals [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Carrying value of the assets	[2]	31,230	29,613
Fair value of collateral	[2]	73,967	70,901
Carrying value of the assets	[2]	1,315	1,610
Fair value of collateral	[2]	1,240	1,463
Individuals [member] | Personal Loan [Member]
IfrsStatementLineItems [Line Items]
Carrying value of the assets	[3]	4,359	2,971
Fair value of collateral	[3]	16,157	11,106
Carrying value of the assets	[3]	1,881	1,469
Fair value of collateral	[3]	1,760	1,394
Individuals [member] | Mortgages [member]
IfrsStatementLineItems [Line Items]
Carrying value of the assets	[4]	118,732	109,312
Fair value of collateral	[4]	308,811	254,590
Carrying value of the assets	[4]	405	6
Fair value of collateral	[4]	R$ 173	R$ 4

[1]	Any collateral set forth in the credit policy of ITAÚ UNIBANCO HOLDING (chattel mortgage, surety/joint debtor, mortgage and other).
[2]	Vehicles themselves are pledged as collateral, as well as assets leased in lease operations.
[3]	In general requires financial guarantees.
[4]	Properties themselves are pledged as collateral.